Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Subsidiaries,VIE and Subsidiaries of VIE

The following sets forth the Company’s consolidated subsidiaries, VIE and subsidiaries of VIE are as follows:

		Percentage of
		direct or
	Place and	indirect
	year of	economic	Principal
Subsidiaries	incorporation	ownership	activities
Cheche Technology Inc. (“CCT”)	Cayman Islands, 2018	100%	Investment holding

Cheche Technology (HK) Limited (“Cheche HK”)	Hong Kong, China, 2018	100%	Investment holding

Cheche Technology (Ningbo) Co., Ltd. (“Cheche Ningbo” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	Ningbo, China, 2018	100%	Technical support and consulting services

Baodafang Technology Co., Ltd. (“Baodafang”)	Beijing, China, 2020	100%	Technology service and SaaS services

Percentage of
direct or
	Place and	indirect
	year of	economic	Principal
VIE	incorporation	interest	activities
Beijing Cheche Technology Co., Ltd. (“Beijing Cheche”)	Beijing, China, 2014	100%*	Technology service

Percentage of
	Place and	direct or
	year of	indirect
	incorporation/	economic	Principal
Subsidiaries of VIE	acquisition	interest	activities
Cheche Insurance Sales & Service Co., Ltd. (“Cheche Insurance”)	Guangzhou, China, 2017	100%*	Insurance brokerage

Huicai Insurance Brokerage Co., Ltd.	Beijing, China, 2016	100%*	Dormant

Cheche Zhixing (Ningbo) Car Service Co., Ltd.	Ningbo, China, 2019	100%*	Dormant

*	The WFOE has 100% beneficial interests in the consolidated VIE (including its subsidiaries).

Schedule of Consolidated Financial Statements

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	31,958	39,750
Short-term investment	3,000	-
Accounts receivable, net	781,857	719,284
Prepayments and other current assets	31,575	40,582
Amounts due from intra-Group companies	3,016	24,596
Total current assets	851,406	824,212
Non-current assets:
Restricted cash	5,000	5,000
Property, equipment and leasehold improvement, net	1,239	1,043
Intangible assets, net	5,950	4,900
Right-of-use assets	5,653	8,103
Goodwill	84,609	84,609
Other non-current assets	225	225
Total non-current assets	102,676	103,880
TOTAL ASSETS	954,082	928,092
LIABILITIES
Current liabilities:
Accounts payable	551,214	521,441
Short-term borrowings	10,000	31,900
Contract liabilities	125	4
Salary and welfare benefits payable	60,838	63,263
Tax payable	7,077	9,450
Accrued expenses and other current liabilities	17,166	16,968
Short-term lease liabilities	3,037	5,583
Amounts due to intra-Group companies	149,056	142,491
Total current liabilities	798,513	791,100
Non-current liabilities:
Deferred tax liabilities	1,488	1,225
Long-term lease liabilities	2,137	2,051
Amounts due to related party	45,811	48,316
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	230,705	227,629
Total non-current liabilities	281,573	280,653
TOTAL LIABILITIES (without recourse to the primary beneficiary)	1,080,086	1,071,753

Schedule of Operation

	For the six months ended
	June 30,
	2024	2025
	RMB	RMB
Net revenues
- earned from external parties	1,377,227	1,113,412
- earned from intra-Group companies	4,717	4,717
Total revenues	1,381,944	1,118,129
Cost of revenues and operating expenses
- arising from external parties transactions	(1,412,042)	(1,127,327)
- arising from intra-Group transactions	(743)	(19,607)
Total cost of revenues and operating expenses	(1,412,785)	(1,146,934)
Net loss	(35,394)	(30,244)

Schedule of Cash Flow

	For the six months ended
	June 30,
	2024	2025
	RMB	RMB
Cash flows from operating activities:
Net cash generated from/(used in) transactions with intra-Group companies	89,612	(60,601)
Net cash (used in)/provided by transactions with external parties	(9,625)	48,915
Net cash generated from/(used in) operating activities	79,987	(11,686)
Net cash (used in)/provided by transactions with external parties	(11,433)	3,060
Net cash (used in)/ generated from investing activities	(11,433)	3,060
Net cash used in transactions with intra-Group companies	(79,421)	(3,457)
Net cash (used in)/generated from transactions with external parties	(5,000)	19,876
Net cash (used in)/generated from financing activities	(84,421)	16,419
Net (decrease)/increase in cash and cash equivalents	(15,867)	7,793